SIGNIFICANT ACCOUNTING POLICIES (Details Narrative)	Mar. 31, 2025 $ / shares	Mar. 31, 2025 CNY (¥)	Sep. 30, 2024 CNY (¥)
Product Information [Line Items]
Sale of Stock, Price Per Share | $ / shares	$ 1.00
Foreign currency exchange rate, translation		7.2567
Deferred offering costs		¥ 6,102,442	¥ 4,933,304
Transaction price allocated to the performance obligations expected to recognize as revenue		18,488,920	¥ 21,538,052
Uncertain tax positions		0
Engineering Solution Service [Member]
Product Information [Line Items]
Transaction price allocated to the performance obligations expected to recognize as revenue		12,830,146
System Maintenance Revenue [Member]
Product Information [Line Items]
Transaction price allocated to the performance obligations expected to recognize as revenue		¥ 15,088,144